Related party transactions - Seabras Sapura transactions (Details)			1 Months Ended						3 Months Ended						6 Months Ended	9 Months Ended	12 Months Ended
		Dec. 30, 2015 USD ($)	Dec. 31, 2016 USD ($)	Oct. 31, 2016 USD ($)	Jun. 30, 2016	Apr. 30, 2015 USD ($)	Jan. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2016 USD ($)	[2]	Jun. 30, 2016 USD ($)	[2]	Mar. 31, 2016 USD ($)	[2]	Jun. 30, 2016 USD ($) [2]	Sep. 30, 2016 USD ($) [2]	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)	Dec. 31, 2015 EUR (€)	May 31, 2014 USD ($)	May 31, 2014 EUR (€)	Nov. 30, 2012 USD ($)
Related Party Transaction [Line Items]
Maximum guarantee			$ 5,680,000,000														$ 5,680,000,000	$ 5,906,000,000
Vessel and rig operating expenses	[1]								$ 243,000,000		$ 248,000,000		$ 290,000,000		$ 538,000,000	$ 781,000,000	1,015,000,000	1,611,000,000	[2]	$ 1,938,000,000
Sapura | Equity Method Investee
Related Party Transaction [Line Items]
Maximum guarantee																		$ 51,000,000			€ 47,000,000
Maximum exposure ratio																		50.00%
Interest income, related party																	2,100,000	$ 1,500,000		300,000
Seabras Sapura Joint Venture | Seabras Sapura, May 2014 Loan One | Equity Method Investee
Related Party Transaction [Line Items]
Notes receivable			11,000,000														11,000,000	11,000,000				$ 10,800,000
Loan receivable basis spread on variable rate (as percent)																						3.40%	3.40%
Seabras Sapura Joint Venture | Seabras Sapura, May 2014 Loan Two | Equity Method Investee
Related Party Transaction [Line Items]
Notes receivable			0														0	3,000,000				$ 4,500,000	€ 3,250,000
Loan receivable basis spread on variable rate (as percent)																						3.40%	3.40%
Seabras Sapura Joint Venture | Seabras Sapura, January 2015 Loan | Equity Method Investee
Related Party Transaction [Line Items]
Notes receivable			18,000,000				$ 18,000,000										18,000,000	18,000,000
Interest rate on related party debt (as percent)							3.40%
Seabras Sapura Joint Venture | Seabras Sapura, April 2015 Loan | Equity Method Investee
Related Party Transaction [Line Items]
Notes receivable			14,000,000			$ 14,000,000											14,000,000	14,000,000
Interest rate on related party debt (as percent)						3.99%
Seabras Sapura Joint Venture | Seabras Sapura December 2015 Loan | Equity Method Investee
Related Party Transaction [Line Items]
Notes receivable		$ 3,300,000	3,300,000														3,300,000	3,300,000
Interest rate on related party debt (as percent)		4.40%
Seabras Sapura Joint Venture | Seabras Sapura, June 2016 Loan | Equity Method Investee
Related Party Transaction [Line Items]
Notes receivable			14,000,000			$ 14,000,000											14,000,000	0
Interest rate on related party debt (as percent)					3.99%
Seabras Sapura Joint Venture | Seabras Sapura, October 2016 Loan | Equity Method Investee
Related Party Transaction [Line Items]
Notes receivable			12,000,000	$ 12,000,000													12,000,000	0
Interest rate on related party debt (as percent)				3.99%
Seabras Sapura Joint Venture | Seabras Sapura, December 2016 Loan One | Equity Method Investee
Related Party Transaction [Line Items]
Notes receivable			6,000,000														6,000,000	$ 0
Interest rate on related party debt (as percent)																		3.99%
Seabras Sapura Joint Venture | Seabras Sapura, December 2016 Loan Two | Equity Method Investee
Related Party Transaction [Line Items]
Notes receivable			$ 7,000,000														7,000,000	$ 0
Interest rate on related party debt (as percent)			4.50%
Seabras Sapura Joint Venture | Seabras Sapura, December 2016 Loan Three | Equity Method Investee
Related Party Transaction [Line Items]
Notes receivable			$ 7,000,000														7,000,000	0
Interest rate on related party debt (as percent)			4.50%
Seabras Sapura | Equity Method Investee
Related Party Transaction [Line Items]
Interest receivable			$ 9,000,000														9,000,000	12,000,000
Seabras Sapura | Equity Method Investee | Brazil
Related Party Transaction [Line Items]
Vessel and rig operating expenses	[1]																$ 2,000,000	$ 1,000,000		$ 0
Seabras Sapura Participacoes
Related Party Transaction [Line Items]
Ownership interest (as percent)			50.00%														50.00%	50.00%		50.00%	50.00%
Ownership percentage held by equity method investee (as percent)			50.00%														50.00%
Seabras Sapura Holding
Related Party Transaction [Line Items]
Ownership interest (as percent)			50.00%														50.00%	50.00%		50.00%	50.00%
Ownership percentage held by equity method investee (as percent)			50.00%														50.00%
Seabras Sapura Holding | Financial Guarantee
Related Party Transaction [Line Items]
Maximum additional potential future payment			$ 0														$ 0	$ 125,000,000
Seabras Sapura Joint Venture | Secured Debt
Related Party Transaction [Line Items]
Maximum guarantee			367,000,000														$ 367,000,000	256,000,000
Maximum exposure ratio						50.00%		50.00%
Maximum borrowing capacity								$ 543,000,000
Guarantee period for debt service coverage																	6 months
Guarantee period for operating expenses																	3 months
Seabras Sapura Joint Venture | Sapura Diamante and Sapura Topazio | Secured Debt
Related Party Transaction [Line Items]
Maximum guarantee			218,000,000														$ 218,000,000	242,000,000
Seabras Sapura Joint Venture | Sapura Onix, Sapura Jade, and Supra Rubi | Secured Debt
Related Party Transaction [Line Items]
Maximum guarantee			0														0	52,000,000
Maximum borrowing capacity						$ 780,000,000
Seabras Sapura Joint Venture | Sapura Esmeralda | Secured Debt
Related Party Transaction [Line Items]
Maximum guarantee			$ 202,000,000														$ 202,000,000	$ 206,000,000
Maximum borrowing capacity								$ 36,000,000																$ 179,000,000

[1]	Includes transactions with related parties. Refer to Note 31 "Related party transactions".
[2]	Refer to Note 39 "Restatement of previously issued financial statements"